GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

NOTE 10: - GEOGRAPHIC INFORMATION AND MAJOR CUSTOMERS

The Company's business is currently comprised of one operating segment, the research, development and commercialization of therapeutic and product candidates. The nature of the products and services provided by the Company and the type of customers for these products and services are similar. Operations in Israel and the United States include research and development, clinical operations, marketing and business development. The Company follows ASC 280, "Segment Reporting." Total revenues are attributed to geographic areas based on the location of the end customer.

The following represents the total revenue for the years ended December 31, 2020, 2019 and 2018 and long-lived assets as of December 31, 2020 and 2019:

	Year ended December 31,
	2020	2019	2018
Revenue from sales to customers:

Europe	$2,000	$-	$17,800

Total revenue	$2,000	$-	$17,800

	December 31,
	2020	2019
Long-lived assets:

Israel	$1,689	$2,312
United States	22	26

Total long-lived assets	$1,711	$2,338

	Year ended December 31,
	2020	2019	2018
Sales to a single customer exceeding 10%:

Customer A	-	-	44%
Customer B	100%	-	56%